PREFERRED SHARES (Details) (CAD) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Apr. 28, 2011	Feb. 28, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series U	Dec. 31, 2011 Series U	Dec. 31, 2010 Series U	Dec. 31, 2012 Series Y	Dec. 31, 2011 Series Y	Dec. 31, 2010 Series Y
Preferred Shares
Preferred shares, authorized						4,000	4,000		4,000	4,000
Preferred shares, outstanding						4,000	4,000		4,000	4,000
Dividend Rate per Share (in Canadian dollars per share)						2.80	2.80		2.80	2.80
Redemption Price per Share (in Canadian dollars per share)						50.00	50.00		50.00	50.00
Preferred shares				389	389	195	195		194	194
Dividend Reinvestment Plan
Period before dividend payment during which common shares from Treasury were issued at a discount in lieu of cash dividends	5 days
Discount on issuance of common shares from the average market price (as a percent)		2.00%	3.00%
Cash Dividends
Cash dividends paid						22	22	22	22	22	22
Cash dividends paid (in Canadian dollars per share)						2.80	2.80	2.80	2.80	2.80	2.80